American Century International Bond Funds
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

ALL FUNDS EXCEPT  INTERNATIONAL  DISCOVERY,  INTERNATIONAL  OPPORTUNITIES,  LIFE
SCIENCES,  NEW OPPORTUNITIES II, NEWTON, NT EMERGING MARKETS,  NT EQUITY GROWTH,
NT GROWTH, NT INTERNATIONAL GROWTH, NT SMALL COMPANY, NT VISTA AND VEEDOT

Supplement  dated August 1, 2006 *  Prospectuses  dated March 1, 2006,  April 1,
2006 and May 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

B CLASS SHARES ARE NO LONGER AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS IN SIMPLE IRAS, SEP IRAS AND SARSEP PLANS
ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

R CLASS SHARES ARE ONLY AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS WITH ACCOUNTS ESTABLISHED PRIOR TO AUGUST
1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

FOR FUNDS WITH AN A CLASS OF SHARES, THE FOLLOWING REPLACES THE SECOND AND
FOURTH BULLETS, RESPECTIVELY, UNDER WAIVERS FOR CERTAIN INVESTORS.

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century.

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50395 0608

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES II FUND

Supplement dated August 1, 2006 * Prospectus dated March 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

B CLASS SHARES ARE NO LONGER AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS IN SIMPLE IRAS, SEP IRAS AND SARSEP PLANS
ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE CHART ON PAGE 10.

(1)  THE INSTITUTIONAL CLASS HAD NOT COMMENCED OPERATIONS AS OF OCTOBER 31,
     2005. THE INSTITUTIONAL CLASS WILL PAY THE ADVISOR A UNIFIED MANAGEMENT FEE
     OF 1.30% OF ITS PRO RATA SHARE OF THE FIRST $250 MILLION OF THE STRATEGY
     ASSETS, 1.05% OF ITS PRO RATA SHARE OF THE NEXT $250 MILLION OF THE
     STRATEGY ASSETS, 0.95% OF ITS PRO RATA SHARE OF THE NEXT $250 MILLION OF
     THE STRATEGY ASSETS, AND 0.90% OF IT'S PRO RATA SHARE OVER $750 MILLION OF
     THE STRATEGY ASSETS.

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECOND AND FOURTH BULLETS, RESPECTIVELY, UNDER
WAIVERS FOR CERTAIN INVESTORS.

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century.

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50398 0608

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

VEEDOT® FUND

Supplement dated August 1, 2006 * Prospectus dated March 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

THE FOLLOWING REPLACES THE CHART ANNUAL FUND OPERATING EXPENSES ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                 DISTRIBUTION                    TOTAL ANNUAL
                  MANAGEMENT     AND SERVICE      OTHER          FUND OPERATING
                  FEE(1)(2)      (12B-1) FEES     EXPENSES(3)    EXPENSES
--------------------------------------------------------------------------------
Investor          1.25%          None             0.00%          1.25%
Class
--------------------------------------------------------------------------------
Institutional     1.05%          None             0.00%          1.05%
Class
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  THE EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT THE CURRENT
     MANAGEMENT FEE AMOUNT, WHICH WAS REDUCED EFFECTIVE AUGUST 1, 2006.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE FOLLOWING REPLACES THE EXAMPLE CHARTS ON PAGE 6.

                        1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Investor                $334           $618            $683            $1,503
Class
--------------------------------------------------------------------------------
Institutional           $315           $557            $577            $1,277
Class
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                        1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Investor                $127           $395            $683            $1,503
Class
--------------------------------------------------------------------------------
Institutional           $107           $333            $577            $1,277
Class
--------------------------------------------------------------------------------

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50863 0608

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NT GROWTH FUND

Supplement dated August 1, 2006 * Prospectus dated May 1, 2006

THE FOLLOWING REPLACES THE FIFTH PARAGRAPH UNDER THE INVESTMENT ADVISOR ON PAGE
7.

The fund will pay the advisor a unified management fee of 0.800% of its pro rata share of the first $5 billion of the strategy assets, 0.780% of its pro rata share of the next $5 billion of the strategy assets, 0.770% of its pro rata share of the next $5 billion of the strategy assets, 0.760% of its pro rata share of the next $5 billion of the strategy assets, 0.7500% of its pro rata share of the next $5 billion of the strategy assets, 0.700% of its pro rata share of the next $5 billion of the strategy assets, 0.600% of its pro rata share over $30 billion of the strategy assets.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-51032 0608

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional Information dated May
1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 30 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 29.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer, Senior Vice President,
Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING REPLACES THE RESPECTIVE SECTIONS OF THE TABLE REGARDING MANAGEMENT
FEES ON PAGES 49-52.

FUND                CLASS                         PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Capital             Investor, A, B,               1.000% of first $5 billion
Growth              C and R                       0.980% of the next $5 billion
                                                  0.970% of the next $5 billion
                                                  0.960% of the next $5 billion
                                                  0.950% of the next $5 billion
                                                  0.900% of the next $5 billion
                                                  0.800% over $30 billion
                    ------------------------------------------------------------
                    Institutional                 0.800% of first $5 billion
                                                  0.780% of the next $5 billion
                                                  0.770% of the next $5 billion
                                                  0.760% of the next $5 billion
                                                  0.750% of the next $5 billion
                                                  0.700% of the next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Fundamental         Investor, A, B, C and R       1.000% of first $5 billion
Equity                                            0.980% of next $5 billion
                                                  0.970% of next $5 billion
                                                  0.960% of next $5 billion
                                                  0.950% of next $5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                    ------------------------------------------------------------
                    Institutional                 0.800% of first $5 billion
                                                  0.780% of next $5 billion
                                                  0.770% of next $5 billion
                                                  0.760% of next $5 billion
                                                  0.750% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------

FUND                   CLASS                   PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Growth                 Investor,               1.000% of first $5 billion
                       C and R                 0.980% of next $5 billion
                                               0.970% of next $5 billion
                                               0.960% of next $5 billion
                                               0.950% of next $5 billion
                                               0.900% of next $5 billion
                                               0.800% over $30 billion
                     ------------------------------------------------------------
                      Institutional           0.800% of first $5 billion
                                               0.780% of next $5 billion
                                               0.770% of next $5 billion
                                               0.760% of next $5 billion
                                               0.750% of next $5 billion
                                               0.700% of next $5 billion
                                               0.600% over $30 billion
                    ------------------------------------------------------------
                       Advisor                 0.750% of first $5 billion
                                               0.730% of next $5 billion
                                               0.720% of next $5 billion
                                               0.710% of next $5 billion
                                               0.700% of next $5 billion
                                               0.650% of next $5 billion
                                               0.550% over $30 billion
--------------------------------------------------------------------------------
New                    Investor                1.50% of the first $250 million
Opportunities                                  1.25% of next $250 million
                                               1.15% of next $250 million
                                               1.10% over $750 million
--------------------------------------------------------------------------------
New                    Investor, A,            1.50% of the first $250 million
Opportunities II       B and C                 1.25% of next $250 million
                                               1.15% of next $250 million
                                               1.10% over $750 million
                    ------------------------------------------------------------
                       Institutional           1.30% of the first $250 million
                                               1.05% of next $250 million
                                               0.95% of next $250 million
                                               0.90% over $750 million
--------------------------------------------------------------------------------
NT Growth              Institutional           0.800% of first $5 billion
                                               0.780% of next $5 billion
                                               0.770% of next $5 billion
                                               0.760% of next $5 billion
                                               0.750% of next $5 billion
                                               0.700% of next $5 billion
                                               0.600% over $30 billion
--------------------------------------------------------------------------------
Select                 Investor, A, B,         1.000% of first $5 billion
                       C and R                 0.980% of next $5 billion
                                               0.970% of next $5 billion
                                               0.960% of next $5 billion
                                               0.950% of next $5 billion
                                               0.900% of next $5 billion
                                               0.800% over $30 billion
                    ------------------------------------------------------------
                       Institutional           0.800% of first $5 billion
                                               0.780% of next $5 billion
                                               0.770% of next $5 billion
                                               0.760% of next $5 billion
                                               0.750% of next $5 billion
                                               0.700% of next $5 billion
                                               0.600% over $30 billion
                    ------------------------------------------------------------
                       Advisor                 0.750% of first $5 billion
                                               0.730% of next $5 billion
                                               0.720% of next $5 billion
                                               0.710% of next $5 billion
                                               0.700% of next $5 billion
                                               0.650% of next $5 billion
                                               0.550% over $30 billion
--------------------------------------------------------------------------------

FUND                 CLASS                        PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Ultra                Investor, C                  1.000% of first $5 billion
                     and R                        0.980% of next $5 billion
                                                  0.970% of next $5 billion
                                                  0.960% of next $5 billion
                                                  0.950% of next $5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                    ------------------------------------------------------------
                     Institutional                0.800% of first $5 billion
                                                  0.780% of next $5 billion
                                                  0.770% of next $5 billion
                                                  0.760% of next $5 billion
                                                  0.750% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
                    ------------------------------------------------------------
                     Advisor                      0.750% of first $5 billion
                                                  0.730% of next $5 billion
                                                  0.720% of next $5 billion
                                                  0.710% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.650% of next $5 billion
                                                  0.550% over $30 billion
--------------------------------------------------------------------------------
Veedot               Investor                     1.250% of first $500 million
                                                  1.100% of next $500 million
                                                  1.000% over $1 billion
                    ------------------------------------------------------------
                     Institutional                1.050% of first $500 million
                                                  0.900% of next $500 million
                                                  0.800% over $1 billion

Portfolio Manager Bruce Wimberly left American Century on June 30, 2006. His entries under OTHER ACCOUNTS MANAGED on page 59 and OWNERSHIP OF SECURITIES on page 62 are deleted. As of June 30, 2006, Thomas Telford became a co-manager for
Ultra and is no longer a portfolio manager for New Opportunities or New
Opportunities II. Mr. Telford's entries under New Opportunities and New
Opportunities II on pages 57, 58 and 62 are deleted.

THE FOLLOWING ENTRIES ARE ADDED TO THE OTHER ACCOUNTS MANAGED TABLE BEGINNING ON
PAGE 56.

OTHER ACCOUNTS MANAGED (AS OF JULY 12, 2006)
                                                                    OTHER
                                                                    ACCOUNTS
                                                                    (E.G.,
                                    REGISTERED       OTHER          SEPARATE
                                    INVESTMENT       POOLED         ACCOUNTS
                                    COMPANIES        INVESTMENT     AND
                                    (E.G., OTHER     VEHICLES       CORPORATE
                                    AMERICAN         (E.G.,         ACCOUNTS
                                    CENTURY          COMMINGLED     INCLUDING
                                    FUNDS AND        TRUSTS AND     INCUBATION
                                    AMERICAN         529            STRATEGIES
                                    CENTURY -        EDUCATION      AND
                                    SUBADVISED       SAVINGS        CORPORATE
                                    FUNDS)           PLANS)         MONEY)
--------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------
Matthew         Number of Other     1                0              0
Ferretti        Accounts Managed
                ----------------------------------------------------------------
                Assets in Other     $114,029,365     N/A            N/A
                Accounts Managed
--------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------
Matthew         Number of Other     1                0              0
Ferretti        Accounts Managed
                ----------------------------------------------------------------
                Assets in Other     $259,545,107     N/A            N/A
                Accounts Managed
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
Thomas          Number of Other     2                0              0
Telford         Accounts Managed
                ----------------------------------------------------------------
                Assets in Other     $1,587,618,801   N/A            N/A
                Accounts Managed
--------------------------------------------------------------------------------

THE FOLLOWING ENTRIES ARE ADDED TO THE OWNERSHIP OF SECURITIES TABLE BEGINNING
ON PAGE 61.

OWNERSHIP OF SECURITIES (AS OF JULY 12, 2006)
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
New Opportunities
  Matthew Ferretti                    C
--------------------------------------------------------------------------------
New Opportunities II
  Matthew Ferretti                    A
--------------------------------------------------------------------------------
Ultra
  Thomas Telford                      E
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE SECTION BUYING AND SELLING FUND SHARES
ON PAGE 79.

American Century considers employer-sponsored retirement plans to include the following:

* 401(a) plans                               * 457 plans
* pension plans                              * KEOGH plans
* profit sharing plans                       * employer-sponsored 403(b) plans (including self-directed)
* 401k plans                                 * nonqualified deferred compensation plans
* money purchase plans                       * nonqualified excess benefit plans
* target benefit plans                       * nonqualified retirement plans
* Taft-Hartley multi-employer pension plans  * SIMPLE IRAs
* SERP and "Top Hat" plans                   * SEP IRAs
* ERISA trusts                               * SARSEP
* employee benefit trusts

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND ROTH
                                             RETIREMENT PLANS      IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased @NAV(1)      Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and sales charge     under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)           No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(2)          under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes                   No
with no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(4)
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50411 0608